Events After the Balance Sheet Date - Additional Information (Detail) - USD ($) $ in Millions	Feb. 08, 2019	Jan. 23, 2019	Jan. 24, 2011	Jan. 06, 2010
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity			15 February 2021	2040
Borrowings, interest rate				6.375%
Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued		$ 15,500
Twelve series senior notes [member] | Anheuser-Busch InBev Finance Inc., Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch Companies, LLC [member]
Disclosure of non-adjusting events after reporting period [line items]
Senior debts issued	$ 16,500
Repurchase of outstanding debt	$ 16,300
Fixed interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate			4.375%
Bonds due on 23 January 2025 [member] | Fixed interest rate [member] | Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued		$ 2,500
Borrowings, maturity		23 January 2025
Borrowings, interest rate		4.15%
Bonds due on 23 January 2029 [member] | Fixed interest rate [member] | Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued		$ 4,250
Borrowings, maturity		23 January 2029
Borrowings, interest rate		4.75%
Bonds due on 23 January 2031 [member] | Fixed interest rate [member] | Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued		$ 750
Borrowings, maturity		23 January 2031
Borrowings, interest rate		4.90%
Bonds due on 23 January 2039 [member] | Fixed interest rate [member] | Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued		$ 2,000
Borrowings, maturity		23 January 2039
Borrowings, interest rate		5.45%
Bonds due on 23 January 2049 [member] | Fixed interest rate [member] | Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued		$ 4,000
Borrowings, maturity		23 January 2049
Borrowings, interest rate		5.55%
Bonds due on 23 January 2059 [member] | Fixed interest rate [member] | Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued		$ 2,000
Borrowings, maturity		23 January 2059
Borrowings, interest rate		5.80%
2.650% senior notes [member] | Fixed interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	2.65%
Senior debts issued	$ 2,500
4.375% due in 2021 senior notes [member] | Fixed interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	2021
Borrowings, interest rate	4.375%
Senior debts issued	$ 200
4.375% due in 2021 senior notes [member] | Floating interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	2021
Senior debts issued	$ 200
3.750% notes due 2022 [member] | Fixed interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	3.75%
Senior debts issued	$ 1,100
2.500% notes due 2022 [member] | Fixed interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	2022
Borrowings, interest rate	2.50%
Senior debts issued	$ 1,300
2.625% notes due in 2023 [member] | Fixed interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	2023
Borrowings, interest rate	2.625%
Senior debts issued	$ 600
3.300% notes due in 2023 [member] | Fixed interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	2023
Borrowings, interest rate	3.30%
Senior debts issued	$ 2,900
3.500% notes due in 2024 [member] | Fixed interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	2024
Borrowings, interest rate	3.50%
Senior debts issued	$ 900
3.500% notes due in 2024 [member] | Floating interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	2024
Senior debts issued	$ 300
3.700% notes due in 2024 [member] | Fixed interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	2024
Borrowings, interest rate	3.70%
Senior debts issued	$ 500
3.650% notes due in 2026 [member] | Fixed interest rate [member] | Twelve series senior notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	2026
Borrowings, interest rate	3.65%
Senior debts issued	$ 5,900